Called up share capital	6 Months Ended
Jun. 30, 2020
16. Called up share capital
Called up share capital

16. Called up share capital

Called up share capital comprised 17,345m (December 2019: 17,322m) ordinary shares of 25p each. The increase was due to the issuance of shares under employee share schemes.

	Ordinary share capital	Share premium	Total share capital and share premium
Half year ended 30.06.20	£m	£m	£m
Opening balance as at 1 January	4,331	263	4,594
Movement	5	21	26
Closing balance	4,336	284	4,620